Property and Equipment, Net (Tables)	12 Months Ended
Feb. 29, 2020
Property Plant And Equipment [Abstract]
Components of Property and Equipment, Net

Property and equipment, net, consisted of the followings:

	As at
	February 28, 2019	February 29, 2020
	RMB	RMB	USD
Leasehold improvement	36,817	43,052	6,159
Motor vehicles	2,593	2,593	371
Electronic equipment	3,792	4,818	688
Office equipment & furniture	7,301	8,316	1,190
Construction in progress	90	125	18
Total	50,593	58,904	8,426
Less: accumulated depreciation	23,593	38,391	5,492
impairment loss	—	764	109
Property and equipment, net	27,000	19,749	2,825